Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Via EDGAR and Overnight Delivery

September 11, 2015

Laura Riegel

Office of Insured Investments

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Registration Statement for Ameritas Life Insurance Corp. ("Depositor" or "Ameritas Life") and Ameritas Variable Separate Account VA-2 (1940 Act No. 811-05192) ("Registrant" or "Separate Account")

Dear Ms. Riegel:

We are filing, via EDGAR, a registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 to register a variable annuity policy to be issued by the Registrant and Depositor. Ameritas Investment Corp., a subsidiary of Ameritas Life, will underwrite the policy.

We are providing, via overnight mail, a courtesy copy of the prospectus and statement of additional information ("SAI") for your review. Following SEC review and our addressing any comments provided by the SEC, we plan to file a pre-effective amendment incorporating all additional required financial statements and information. At that point, we will request that the Registration Statement be made effective on a certain date.

We have not redlined the registration statement, nor did we believe we could request selective review, due to the amount of reorganization and changes made. However, this registration statement includes sections that were based on, and very similar to, those in other registration statements filed by the Depositor and Registrant, as listed below:

•	The "Investment Options" section disclosure is similar, except for the restrictions on investment options, to the current Overture Medley registration statement on file with the Commission (File no. 333-182090; hereinafter, "Overture Medley")
•	The "Federal Income Tax Matters," "Miscellaneous," and "Appendix B" sections disclosure is similar to Overture Medley
•	Each of the riders is similar to a rider or benefit offered in Overture Medley, although each may have a different name

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiative by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President and Associate General Counsel, Variable Contracts & AIC